Summary of Significant Accounting Policies - Property, Plant and Equipment, Estimate Useful Lives (Details)	12 Months Ended
Dec. 31, 2020
Building [Member] | Minimum [Member]
Estimated useful lives (Year)	15 years
Building [Member] | Maximum [Member]
Estimated useful lives (Year)	40 years
Machinery and Equipment [Member] | Minimum [Member]
Estimated useful lives (Year)	5 years
Machinery and Equipment [Member] | Maximum [Member]
Estimated useful lives (Year)	10 years
Office Equipment [Member] | Minimum [Member]
Estimated useful lives (Year)	3 years
Office Equipment [Member] | Maximum [Member]
Estimated useful lives (Year)	10 years
Vehicles [Member]
Estimated useful lives (Year)	3 years